STOCK-BASED COMPENSATION - Valuation methodology (Details) - New Dragonfly - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate		1.08%	0.46%
Volatility		52.60%	52.50%
Expected life (years)		6 years 7 days	5 years 11 months 12 days
Dividend yield (in percent)	0.00%	0.00%	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair value of options granted		$ 1.73	$ 1.30
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair value of options granted		$ 2.18	$ 2.39